Share-based Awards - Additional Information (Details) - USD ($) $ in Thousands							1 Months Ended		6 Months Ended
	Feb. 26, 2021	Jan. 27, 2021	Nov. 27, 2020	Aug. 03, 2020	Apr. 27, 2020	Aug. 12, 2019	Jul. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted										4,963,017
Vesting period to exercise option after commencement date									6 years
Commencement date of exercise									6 months
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation expense related to share options									$ 7,816
2019 Plan | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted	3,304,000	2,717,500
2018 Stock Option Scheme
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted								12,187,420
2018 Stock Option Scheme | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted								55,980,360
Revised 2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted			200,000	1,000,000	4,963,017	5,414,300
Revised 2018 Plan | Maximum | Directors, Officers and Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of ordinary shares issued							40,147,720
2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage increase in number of shares issued and outstanding							1.00%